UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: York Asset Management Limited

Address:  P.O. Box 309
          Ugland House
          George Town, Grand Cayman
          KY1-1104, Cayman Islands
          Attention: S. Nicholas Walker

13F File Number: 028-12227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   S. Nicholas Walker
Title:  Managing Member
Phone:  (242) 677-4514

Signature, Place and Date of Signing:


/s/ S. Nicholas Walker            New York, New York        May 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $80,004
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                   York Asset Management Limited
                                                           March 31, 2010
COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4            COLUMN 5    COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE   SHARED  NONE
ALLEGHENY ENERGY INC          COM               017361106     711         30,896 SH            SOLE      NONE      30,896
BJ SVCS CO                    COM               055482103   9,773        456,700 SH            SOLE      NONE     456,700
BPW ACQUISITION CORP          *W EXP 02/26/201  055637110   4,432      2,686,050 SH            SOLE      NONE   2,686,050
BRINKS HOME SEC HLDGS INC     COM               109699108   5,425        127,500 SH            SOLE      NONE     127,500
CME GROUP INC                 COM               12572Q105     223            704 SH            SOLE      NONE         704
CALPINE CORP                  COM NEW           131347304     389         32,718 SH            SOLE      NONE      32,718
CARE INVESTMENT TRUST INC     COM               141657106   3,442        385,793 SH            SOLE      NONE     385,793
EBAY INC                      COM               278642103   3,250        120,522 SH            SOLE      NONE     120,522
EL PASO CORP                  COM               28336L109     723         66,736 SH            SOLE      NONE      66,736
FRESH DEL MONTE PRODUCE INC   ORD               G36738105   2,799        138,200 SH            SOLE      NONE     138,200
GRACO INC                     COM               384109104   3,183         99,457 SH            SOLE      NONE      99,457
INTERACTIVE BROKERS GROUP IN  COM               45841N107   3,425        212,100 SH            SOLE      NONE     212,100
ICAHN ENTERPRISES LP          DEPOSITRY UNIT    451100101     435          9,165 SH            SOLE      NONE       9,165
COCA COLA CO                  COM               191216100   2,712         49,300 SH            SOLE      NONE      49,300
LABRANCHE & CO INC            COM               505447102     126         24,000 SH            SOLE      NONE      24,000
LIBERTY ACQUISITION HLDGS CO  COM               53015Y107   4,128        417,800 SH            SOLE      NONE     417,800
NASDAQ OMX GROUP INC          COM               631103108     391         18,527 SH            SOLE      NONE      18,527
NATIONAL WESTN LIFE INS CO    CL A              638522102     286          1,550 SH            SOLE      NONE       1,550
NYSE EURONEXT                 COM               629491101      74         15,256 SH            SOLE      NONE      15,256
PLAYBOY ENTERPRISES INC       CL B              728117300     168         46,000 SH            SOLE      NONE      46,000
QUANTA SVCS INC               COM               74762E102     496         25,869 SH            SOLE      NONE      25,869
RRI ENERGY INC                COM               74971X107     109         29,655 SH            SOLE      NONE      29,655
TALBOTS INC.                  COM               874161102   3,831        295,600     PUT       SOLE      NONE     295,600
SMITH INTL INC                COM               832110100   9,082        212,100 SH            SOLE      NONE     212,100
TEXAS PAC LD TR               SUB CTF PROP I T  882610108   2,270         81,065 SH            SOLE      NONE      81,065
YOUBET COM INC                COM               987413101      74         25,300 SH            SOLE      NONE      25,300
UNITED PARCEL SERVICE INC     CL B              911312106   3,163         49,100 SH            SOLE      NONE      49,100
VARIAN INC                    COM               922206107   7,953        153,600 SH            SOLE      NONE     153,600
WARNER MUSIC GROUP CORP       COM               934550104     166         24,000 SH            SOLE      NONE      24,000
XTO ENERGY INC                COM               98385X106   6,766        143,400 SH            SOLE      NONE     143,400


SK 22055 0002 1096046